UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Arizona Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA Arizona Municipal Money Fund

Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                           Value
Arizona - 96.9%      $ 1,150   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-C,
                               3.93% due 12/15/2018 (g)                                                                 $   1,150

                       3,500   Arizona Health Facilities Authority Revenue Bonds (Royal Oaks Project), VRDN,
                               3.97% due 3/01/2027 (g)                                                                      3,500

                       5,225   Arizona Tourism and Sports Authority, Tax Revenue Bonds, PUTTERS, VRDN, Series 690,
                               4.01% due 7/01/2011 (b)(g)                                                                   5,225

                       2,485   Arizona Tourism and Sports Authority, Tax Revenue Bonds, ROCS, VRDN, Series II-R-2134,
                               4.01% due 7/01/2021 (b)(g)                                                                   2,485

                       1,950   Avondale, Arizona, IDA, IDR, Refunding (National Health Investors), VRDN, 4% due
                               12/01/2014 (g)                                                                               1,950

                       1,000   Casa Grande, Arizona, IDA, IDR (Price Companies Inc. Project), VRDN, AMT, Series A,
                               4.05% due 12/01/2017 (g)                                                                     1,000

                       1,100   Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN, AMT, 4.11%
                               due 2/01/2020 (g)                                                                            1,100

                       5,000   Cochise County, Arizona, Pollution Control Corporation, Solid Waste Disposal Revenue
                               Bonds (Arizona Electric Power Co-Operative Inc. Project), VRDN, AMT, 3.40% due
                               9/01/2006 (g)                                                                                5,000

                       3,200   Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona Public
                               Service Co.-Navajo Project), VRDN, AMT, Series A, 4.10% due 10/01/2029 (g)                   3,200

                       1,700   Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona Public
                               Service Co. Project), VRDN, AMT, 3.97% due 11/01/2033 (g)                                    1,700

                       7,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN, Series
                               420, 4.03% due 1/01/2010 (g)                                                                 7,000

                       4,545   Maricopa County, Arizona, IDA, IDR (Trans-Matic Manufacturing Production Project),
                               VRDN, AMT, 4.03% due 10/01/2026 (g)                                                          4,545

                       2,540   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Las Gardenias
                               Apartments LP Project), VRDN, AMT, Series A, 4.03% due 4/15/2033 (d)(g)                      2,540

                       1,300   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (San Martin
                               Apartments Project), VRDN, AMT, Series A-1, 4.03% due 6/15/2035 (d)(g)                       1,300

                       4,000   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (San Remo
                               Apartments Project), VRDN, AMT, 4.03% due 9/15/2035 (d)(g)                                   4,000

                       6,300   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Villas Solanas
                               Apartments), VRDN, AMT, Series A, 4.03% due 11/15/2032 (d)(g)                                6,300



Portfolio Abbreviations

To simplify the listings of CMA Arizona Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
CP             Commercial Paper
FLOATS         Floating Rate Securities
GO             General Obligation Bonds
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PUTTERS        Puttable Tax-Exempt Receipts
ROCS           Reset Option Certificates
S/F            Single-Family
TOCS           Tender Option Certificates
TRAN           Tax Revenue Anticipation Notes
VRDN           Variable Rate Demand Notes



CMA Arizona Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                          Value
Arizona              $ 4,285   Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
(concluded)                    Series 1165, 4.04% due 8/01/2006 (g)                                                     $   4,285

                       1,100   McAllister Academic Village, LLC, Arizona, Revenue Bonds (Arizona State University
                               Project), VRDN, Series A, 3.97% due 7/01/2045 (a)(g)                                         1,100

                       4,500   Phoenix and Pima County, Arizona, IDA, S/F Revenue Bonds, FLOATS, VRDN, AMT, Series
                               P29U, 4.06% due 7/01/2039 (d)(e)(g)                                                          4,500

                       5,600   Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                               Revenue Bonds, TOCS, VRDN, Series Z-11, 4.04% due 5/08/2034 (c)(g)                           5,600

                       8,420   Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Mariners Pointe Apartments Project),
                               VRDN, AMT, Series A, 4.05% due 10/01/2023 (g)                                                8,420

                       3,285   Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Westward Housing
                               Apartments Project), VRDN, AMT, Series A, 4.07% due 4/01/2033 (g)                            3,285

                       5,170   Phoenix, Arizona, IDA, Revenue Bonds (Leggett & Platt Inc. Project), VRDN, AMT,
                               4.03% due 7/01/2029 (g)                                                                      5,170

                       6,825   Phoenix, Arizona, IDA, Revenue Bonds (Pilgrim Rest Foundation Inc. Project), VRDN,
                               Series A, 4.05% due 10/01/2030 (g)                                                           6,825

                       1,000   Phoenix, Arizona, IDA, Revenue Bonds (Safeway Inc. Ice Cream Project), VRDN, AMT, 3.55%
                               due 10/01/2006 (g)                                                                           1,000

                       2,500   Phoenix, Arizona, IDA, Revenue Bonds (Salvo Properties LLC Project), VRDN, AMT, 4.10%
                               due 3/01/2031 (g)                                                                            2,500

                       3,660   Phoenix, Arizona, IDA, Revenue Bonds (Swift Aviation Services Inc. Project), VRDN,
                               AMT, 4.10% due 7/01/2024 (g)                                                                 3,660

                       2,000   Phoenix, Arizona, Water and Sewer System, CP, 3.80% due 8/04/2006                            2,000

                       1,760   Pima County, Arizona, COP, Refunding, VRDN, 5% due 1/01/2007 (a)(g)                          1,772

                       1,200   Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman Inc. Project), VRDN, 4.04%
                               due 9/01/2009 (g)                                                                            1,200

                       5,550   Pima County, Arizona, IDA, IDR (Tucson Electric Power Company - Irvington Project),
                               VRDN, 4% due 10/01/2022 (g)                                                                  5,550

                       4,770   Pima County, Arizona, IDA, Revenue Bonds (Lease Purchase), VRDN, 4% due 6/01/2007 (g)        4,770

                       3,375   Pima County, Arizona, IDA, Revenue Bonds (Senior Living Facilities-La Posada), VRDN,
                               Series A, 3.99% due 5/01/2032 (g)                                                            3,375

                       2,298   Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 5.03% due 2/04/2012 (g)         2,298

                       1,100   Salt River Project, Arizona, Agricultural Improvement and Power District, Electric
                               System Revenue Refunding Bonds, Series B, 5.15% due 1/01/2007                                1,110

                       1,000   Salt River Project, Arizona, Agricultural Improvement and Power District, Electric
                               System Revenue Refunding Bonds, Series C, 4.80% due 1/01/2007                                1,008

                       3,755   Scottsdale, Arizona, IDA, Hospital Revenue Bonds, ROCS, VRDN, Series II-R-578CE,
                               4.02% due 5/01/2041 (g)                                                                      3,755

                       6,200   Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale Healthcare),
                               VRDN, Series C, 3.96% due 9/01/2035 (f)(g)                                                   6,200

                       1,300   Scottsdale, Arizona, IDA, Limited Obligation Revenue Bonds (Notre Dame School), VRDN,
                               Series A, 4% due 5/01/2021 (g)                                                               1,300

                       2,340   Tempe, Arizona, Excise Tax Revenue Bonds (Performing Arts Center), VRDN, 4.50% due
                               7/01/2006 (g)                                                                                2,340

                       2,150   Tempe, Arizona, GO, VRDN, 4% due 7/01/2007 (g)                                               2,154

                       2,205   Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT, 4.25% due
                               8/01/2025 (g)                                                                               $2,205

                       3,325   Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation Project), VRDN,
                               4.20% due 6/01/2021 (g)                                                                      3,325

                       2,040   University of Arizona, COP, VRDN, Series B, 3.98% due 6/01/2031 (a)(g)                       2,040

                       4,500   Verrado Western Overlay Community Facilities District, Arizona, GO, VRDN, 4.05% due
                               7/01/2029 (g)                                                                                4,500


Puerto Rico - 5.5%     3,600   Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                               Class A, 3.96% due 1/25/2016 (b)(g)                                                          3,600

                       1,750   Puerto Rico Commonwealth, GO, Refunding, FLOATS, VRDN, Series 813-D, 3.97% due
                               7/01/2020 (b)(g)                                                                             1,750

                       3,100   Puerto Rico Commonwealth, TRAN, Refunding, 4.50% due 7/28/2006                               3,103

                               Total Investments(Cost - $157,695*)- 102.4%                                                157,695
                               Liabilities in Excess of Other Assets - (2.4%)                                             (3,700)
                                                                                                                        ---------
                               Net Assets - 100.0%                                                                      $ 153,995
                                                                                                                        =========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FNMA Collateralized.

(e) GNMA Collateralized.

(f) FSA Insured.

(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Arizona Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Arizona Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA Arizona Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006